Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-Term Debt	Short-term debt

	2012	2011
Other short-term bank borrowings	36	35
Current portion of long-term debt	271	17

Total	307	52

Schedule of Long-Term Debt

	Range of interest rates	Average rate of interest	Amount outstanding 2012	Due in 2013	Due after 2013	Due after 2017	Average remaining term (in years)	Amount outstanding December 31, 2011
EUR notes	3.0	3.0	187	187	—	—	0.8	476
USD notes	3.1-9.8	5.8	3,018	78	2,940	1,336	5.0	3,262
Revolving Credit Facility	2.7	2.7	230	—	230	—	4.2	—
Bank borrowings	2.0	2.0	5	—	5	—	2.0	4
Liabilities arising from capital lease transactions	2.6-13.8	5.8	16	6	10	—	2.0	22

		5.4	3,456	271	3,185	1,336	4.7	3,764
Corresponding data of previous year		7.4	3,764	17	3,747	1,846	4.7

Long-Term Debt at Book Value	The following amounts of long-term debt at book value as of December 31, 2012 are due in the next 5 years:

2013	271
2014	28
2015	25
2016	629
2017	1,167
Due after 5 years	1,336

3,456